Organization and Nature of Operations (Tables)	12 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of major consolidated subsidiaries, VIEs and their subsidiaries
Name	Date of Organization	Place of Organization	% of Ownership
E-Home Household Service Holdings Limited	October 16, 2018	Hong Kong	100%
E-Home Household Service Technology Co., Ltd.	December 5, 2018	PRC	100%
Pingtan Comprehensive Experimental Area E Home Service Co., Ltd.	April 1, 2014	PRC	VIE
Fuzhou Bangchang Technology Co. Ltd.	March 15, 2007	PRC	VIE
Fuzhou Yongheng Xin Electric Co., Ltd.	October 12, 2004	PRC	100%
Fujian Happiness Yijia Family Service Co., Ltd.	January 19, 2015	PRC	67%
Fuzhou Yiyanbao Information Technology Co., Ltd.	August 12, 2016	PRC	67%
Yaxing Human Resource Management (Pingtan) Co., Ltd.	July 6, 2018	PRC	51%